Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Main Subsidiaries and Consolidated VIEs

As of June 30, 2025, the Company’s major subsidiaries, the VIEs and VIEs’ subsidiaries are as follows:

	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities

Wholly owned subsidiaries (offshore):
Hundreds of Mountains Limited	March 22, 2021	The BVI	100%	Investment holding
Witty Digital Technology Limited	March 29, 2021	Hong Kong	100%	Technical consulting and related service
CreaVerse Group Limited	February 6, 2024	Cayman Islands	100%	Investment holding
CreaVerse Group (BVI) Limited	February 8, 2024	The BVI	100%	Investment holding
CreaVerse Technology (Singapore) Pte. Limited	February 26, 2024	Singapore	100%	Investment holding
CreaVerse Technology (HK) Limited	March 11, 2024	Hong Kong	100%	Investment holding
Wholly owned subsidiaries (onshore):
Beijing Liangzizhige Technology Co., Ltd. (the “WFOE”)	March 19, 2021	The PRC	100%	Technical consulting and related service
Shenzhen Chaowan World Information Technology Co., Ltd.	December 24, 2024	The PRC	100%	Pop toy business
Shenzhen Yiqi Culture Co., Ltd.	November 23, 2020	The PRC	63.5%	Pop toy business

VIEs:
Feierlai (Beijing) Technology Co., Ltd. (“Beijing Feierlai”, or the “VIE 1”)	July 27, 2016	The PRC	100%*	Online learning services
Beijing Chuangyuqizhi Technology Co., Ltd. (“Beijing Chuangyuqizhi”, or the “VIE 2”)	April 26, 2024	The PRC	100%*	Technical consulting and related service
VIEs’ subsidiaries:
Beijing Shijiwanhe Information Consultancy Co., Ltd.	August 28, 2019	The PRC	100%*	Online learning services
Beijing Denggaoerge Network Technology Co., Ltd.	December 24, 2020	The PRC	100%*	Online learning services
Mingde Jianyou (Beijing) Technology Co., Ltd.	October 19, 2023	The PRC	100%*	Consumer business

*	The WFOE is the primary beneficiary and consolidate 100% of the VIEs (including their subsidiaries).

Schedule of Consolidated Financial Information

The following consolidated financial information of the VIEs after the elimination of inter-company transactions between the VIEs and the subsidiaries of the VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of June 30,
	2024	2025
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	311,071	350,288
Restricted cash	-	241
Accounts receivable, net	16,083	16,324
Amounts due from related parties	4,488	-
Amounts due from intra-Group companies	149,820	174,849
Inventory, net	6	3,210
Prepayments and other current assets	180,818	120,341
Total current assets	662,286	665,253
Property and equipment, net	1,330	748
Operating lease right-of-use assets	26,848	6,526
Deferred tax assets	847	-
Other non-current assets	10,945	3,501
Total non-current assets	39,970	10,775
TOTAL ASSETS	702,256	676,028
Accounts payables	61,888	29,390
Accrued expenses and other current liabilities	151,918	83,819
Amounts due to intra-Group companies	32,714	163,763
Income tax payable	9,642	21,992
Contract liabilities, current portion	380,548	235,376
Advance from customers	159,806	109,013
Operating lease liabilities, current portion	23,782	6,400
Total current liabilities	820,298	649,753
Contract liabilities, non-current portion	11,365	35,485
Operating lease liabilities, non-current portion	6,317	2,076
Deferred tax liabilities	-	29
Total non-current liabilities	17,682	37,590
TOTAL LIABILITIES	837,980	687,343
	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Revenues:
- earned from third-party customers	2,933,413	3,752,463	2,646,425
- earned from a related party	147,921	34,107	80
Total revenues	3,081,334	3,786,570	2,646,505

Cost of revenues and operating expenses
- arising from non-intra-Group transactions	(2,701,287)	(3,052,384)	(1,922,440)
- arising from the intra-Group technical consulting and related service under VIE Contractual Agreements	(392,174)	(673,373)	(582,816)
Total cost of revenues and operating expenses	(3,093,461)	(3,725,757)	(2,505,256)

Net (loss)/income	(15,092)	69,773	124,212

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Cash flows from operating activities:
Net cash provided by transactions with third parties	548,728	644,984	543,230
Net cash used in transactions with intra-Group companies related to technical consulting and related service under VIE Contractual Agreements	(415,703)	(713,732)	(612,743)
Net cash used in other transactions with intra-Group companies	-	-	(4,907)
Net cash provided by/ (used in) operating activities	133,025	(68,748)	(74,420)

Cash flows from investing activities:
Net cash provided by/ (used in) transactions with third parties	9,786	56,305	6,604
Net cash provided by transactions with related parties	24,386	-	-
Net cash provided by/ (used in) transactions with intra-Group companies	155,960	(141,984)	(25,029)
Net cash provided by/ (used in) investing activities	190,132	(85,679)	(18,425)

Cash flows from financing activities:
Net cash (used in)/provided by transactions with third parties	(1,530)	(2,250)	1,312
Net cash provided by transactions with intra-Group companies	17,000	45,672	130,991
Net cash provided by financing activities	15,470	43,422	132,303